Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in financial assets and real estate [Abstract]
Available-for-sale (AFS)	€ 88,170	€ 109,860
Loans	39,368	39,303
Financial assets at fair value through profit or loss (FVTPL)	7,119	5,142
Total financial assets, excluding derivatives	134,658	154,304
Investments in real estate	2,147	1,999	€ 1,990
Total investments for general account	€ 136,804	€ 156,303